Earnings Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Basic And Diluted [Line Items]
Net income to QKL Stores, Inc. for computing basic net income (loss) per share	$ (1,454,211)	$ 9,611	$ (1,050,941)	$ 840,212	$ (31,042,540)	$ (16,583,381)
Undistributed earnings allocated to Series A Convertible Preferred Stock		1,416		123,805
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	$ (1,454,211)	$ 8,195	$ (1,050,941)	$ 716,407	$ (31,042,540)	$ (16,583,381)
Weighted-average number of common shares
Weighted average number of shares outstanding - basic	1,522,326	1,312,531	1,516,140	1,309,296	10,509,469	10,166,618
Dilutive shares:
Conversion of series A convertible preferred stock	22,059	230,773	28,043	234,023	1,837,215	2,179,761
Dilutive effect of stock warrants and options
Anti-dilutive effect of preferred stock	(22,059)		(28,043)		(1,837,215)	2,179,761
Weighted average number of shares outstanding - diluted	1,522,326	1,543,304	1,516,140	1,543,319	10,509,469	10,166,618
Basic earnings per share	$ (0.955)	$ 0.006	$ (0.693)	$ 0.547	$ (2.95)	$ (1.63)
Diluted earnings per share	$ (0.955)	$ 0.006	$ (0.693)	$ 0.544	$ (2.95)	$ (1.63)
Restated Amount Reflecting Reverse Stock Split [Member]
Weighted-average number of common shares
Weighted average number of shares outstanding - basic					1,313,684	1,270,827
Dilutive shares:
Conversion of series A convertible preferred stock					229,652	272,470
Dilutive effect of stock warrants and options
Anti-dilutive effect of preferred stock					(229,652)	(272,470)
Weighted average number of shares outstanding - diluted					1,313,684	1,270,827
Basic earnings per share					$ (23.63)	$ (13.05)
Diluted earnings per share					$ (23.63)	$ (13.05)